Loss per share	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Loss per share

Note 18 – Loss per share

The Company presents loss per share on a basic and diluted basis. Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding (“WASO”) during the period. Diluted loss per share includes the dilutive effect of common stock equivalents consisting of stock options and warrants using the treasury stock method and convertible notes and preferred stock using the if-converted method. Under the treasury stock method, the amount the holder must pay for exercising stock options or warrants and the amount of average compensation cost for future service that has not yet been recognized are collectively assumed to be used to repurchase shares.

For the three months ended March 31, 2024, the Company’s basic and diluted net loss per share attributable to common stockholders are the same as the Company generated a net loss and common stock equivalents are excluded from diluted net loss per share as they have an anti-dilutive impact. Therefore, the Company did not have any dilutive securities and/or other contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings of the Company. For the three months ended March 31, 2023, potentially dilutive securities not included in the calculation of diluted net loss per share, because to do so would be anti-dilutive, are as follows: 214,400 of stock equivalent warrants; 65,740 of stock equivalent employee stock options and 146 of stock equivalent other options.

The following table sets forth basic and diluted net (loss) earnings per share attributable to common stockholders for the three months ended March 31, 2024 and 2023 (in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2024	2023
Numerator:
Net loss	$(2,830)	$(3,484)
Adjusted net loss attributable to common stockholders	$(2,830)	$(3,484)
Denominator:
Basic WASO	786,745	692,615
Dilutive common stock equivalents	—	—
Diluted WASO	786,745	692,615

Net loss per share attributable to common stockholders, basic	$(3.60)	$(5.03)
Net loss per share attributable to common stockholders, diluted	$(3.60)	$(5.03)

Note 17 – Loss per share

The Company presents loss per share on a basic and diluted basis. Basic (loss) earnings per share is computed by dividing net loss by the weighted average number of common shares outstanding (“WASO”) during the period. Diluted loss per share includes the dilutive effect of common stock equivalents consisting of stock options and warrants using the treasury stock method and convertible notes and preferred stock using the if-converted method. Under the treasury stock method, the amount the holder must pay for exercising stock options or warrants and the amount of average compensation cost for future service that has not yet been recognized are collectively assumed to be used to repurchase shares.

For the year ended December 31, 2023, the Company’s basic and diluted net loss per share attributable to common stockholders are the same as the Company generated a net loss and common stock equivalents are excluded from diluted net loss per share as they have an anti-dilutive impact. Therefore, the Company did not have any dilutive securities and/or other contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings of the Company. For the year ended December 31, 2022, potentially dilutive securities not included in the calculation of diluted net loss per share, because to do so would be anti-dilutive, are as follows: 214,400 of stock equivalent warrants, 69,654 of stock equivalent employee stock options and 146 of stock equivalent other options. For the year ended December 31, 2023, potentially dilutive securities not included in the calculation of diluted net loss per share, because to do so would be anti-dilutive, are as follows: 335,640 of Alphia Warrants (148,758 First Tranche Warrant and 186,882 Second Tranche Warrant); 214,400 of stock equivalent warrants; and 53,285 of stock equivalent employee stock options.

The following table sets forth basic and diluted net (loss) earnings per share attributable to common stockholders for the years ended December 31, 2023 and 2022 (in thousands, except share and per share amounts):

	Year ended December 31,
	2023	2022
Numerator:
Net loss	$(22,770)	$(39,316)
Less: Adjustment due to warrant modifications	—	—
Adjusted net loss available to common stockholders	$(22,770)	$(39,316)
Denominator:
Basic WASO	705,185	667,114
Dilutive common stock equivalents	—	—
Diluted WASO	705,185	667,114

Net loss per share attributable to common stockholders, basic	$(32.29)	$(58.93)
Net loss per share attributable to common stockholders, diluted	$(32.29)	$(58.93)